Shareholder Fees {- Fidelity Equity-Income K6 Fund}	Apr. 01, 2021 USD ($)
01.31 Fidelity Equity-Income K6 Fund PRO-03 | Fidelity Equity-Income K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none